Expense Example {- Technology Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-20 - Technology Portfolio - VIP Technology Portfolio-Investor VIP	Apr. 30, 2021 USD ($)
Expense Example:
1 year	$ 73
3 years	227
5 years	395
10 years	$ 883